Property and Equipment, net	6 Months Ended
Jun. 30, 2026
Property and Equipment, net [Abstract]
Property and Equipment, net
6.
Property and Equipment, net
The
Company
owns
the
land
and
building
of
its
principal
corporate
offices
in
Athens,
Greece
and
four
plots
of
land
acquired
for
corporate
purposes.
Other
assets
consist
of
office
furniture
and
equipment,
computer software and hardware
and vehicles. The amount
reflected in “Property and
equipment, net” is
analyzed as follows:
Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2025 $ 36,331 $ (8,483) $ 27,848
- Additions in property and equipment 1,822 - 1,822
- Depreciation for the period - (505) (505)
Balance, June 30, 2026 $ 38,153 $ (8,988) $ 29,165